Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Current
Federal	$(33,206)	$(59,452)	$187,134
State	(1,802)	(5,391)	29,547
Foreign	30,336	9,423	3,805
Deferred
Federal	94,353	(64,836)	77,916
State	1,386	(52,872)	26,073
Foreign	32,831	(59,019)	(25,323)
	$123,898	$(232,147)	$299,152

The statutory federal income tax rate applied to pre-tax book income reconciles to income tax expense (benefit) as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Tax computed at statutory rate	$165,302	$(156,880)	$246,013
State income taxes, net of federal tax benefit	13,588	(41,566)	47,259
Noncontrolling interest in net income	(25,931)	(21,799)	(25,494)
Effect of change in state rate	(13,342)	—	—
CARES Act benefits	(10,384)	(19,837)	—
Foreign rate differential	331	(14,294)	—
Federal tax credits	(29,777)	—	—
US tax on non-US operations	18,547	—	—
Effect of nondeductible goodwill impairment charge	—	16,573	32,069
Other	5,564	5,656	(695)
	$123,898	$(232,147)	$299,152
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our deferred income tax assets and liabilities as of December 31, 2021 and 2020 are as follows:

	December 31, 2021
	Assets	Liabilities	Total
	(In thousands)
Deferred income taxes
Properties, plants and equipment (due primarily to tax in excess of book depreciation)	$—	$(741,970)	$(741,970)
Lease obligation	131,567	—	131,567
Accrued employee benefits	17,322	—	17,322
Accrued post-retirement benefits	10,897	—	10,897
Accrued environmental costs	26,999	—	26,999
Hedging instruments	—	(652)	(652)
Inventory differences	—	(148,539)	(148,539)
Deferred turnaround costs	—	(100,585)	(100,585)
Net operating loss and tax credit carryforwards	63,967	—	63,967
Investment in HEP	—	(94,486)	(94,486)
Valuation allowance	—	(3,165)	(3,165)
Other	1,244	—	1,244
Total	$251,996	$(1,089,397)	$(837,401)

	December 31, 2020
	Assets	Liabilities	Total
	(In thousands)
Deferred income taxes
Properties, plants and equipment (due primarily to tax in excess of book depreciation)	$—	$(712,339)	$(712,339)
Lease obligation	94,447	—	94,447
Accrued employee benefits	21,819	—	21,819
Accrued post-retirement benefits	11,646	—	11,646
Accrued environmental costs	27,200	—	27,200
Hedging instruments	—	(903)	(903)
Inventory differences	—	(24,271)	(24,271)
Deferred turnaround costs	—	(85,326)	(85,326)
Net operating loss and tax credit carryforwards	51,227	—	51,227
Investment in HEP	—	(94,982)	(94,982)
Valuation allowance	—	(8,577)	(8,577)
Other	6,356	—	6,356
Total	$212,695	$(926,398)	$(713,703)

We have federal income tax credits of $16.9 million that can be carried forward 20 years and state income tax credits of $24.4 million that can be carried forward at least 16 years. We also have tax benefits attributable to net operating losses of $16.0 million in Luxembourg that can be carried forward 16 years which will begin expiring in 2034. We have reflected a valuation allowance of $3.2 million in 2021 and $8.6 million in 2020 with respect to net operating carryforwards that primarily relate to losses in Luxembourg. Additionally, we have tax benefits attributable to net operating loss carryforwards of $10.9 million for state income tax purposes with various carryforward periods of 10 years or longer.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years Ended December 31,
	2021	2020	2019
		(In thousands)
Balance at January 1	$54,899	$56,621	$53,752
Additions for tax positions of prior years	—	6	2,893
Reductions for tax positions of prior years	(49)	(1,500)	(24)
Settlements	(125)	—	—
Lapse of statute of limitations	(120)	(228)	—
Balance at December 31	$54,605	$54,899	$56,621

At December 31, 2021, 2020 and 2019, there were $54.6 million, $54.9 million, and $56.6 million, respectively, of unrecognized tax benefits that, if recognized, would affect our effective tax rate. Unrecognized tax benefits are adjusted in the period in which new information about a tax position becomes available or the final outcome differs from the amount recorded.

Approximately $53.7 million of the unrecognized tax benefits relates to claims filed with the IRS on the federal income tax treatment of refundable biodiesel/ethanol blending tax credits for certain prior years. The issues related to the claims are complex and uncertain, and we cannot conclude that it is more likely than not that we will sustain the claims. Therefore, no tax benefit has been recognized for the filed claims. During the next 12 months, it is reasonably possible that an ultimate resolution regarding these claims could reduce unrecognized tax benefits (due to possible court rulings in favor of the IRS).

We recognize interest and penalties relating to liabilities for unrecognized tax benefits as an element of tax expense. We have not recorded any penalties related to our uncertain tax positions as we believe that it is more likely than not that there will not be any assessment of penalties.
We are subject to U.S. and Canadian federal income tax, Oklahoma, Kansas, New Mexico, Iowa, Arizona, Utah, Colorado and Nebraska income tax and to income tax of multiple other state jurisdictions. We have substantially concluded all state and local income tax matters for tax years through 2017. Other than the federal claim noted above, we have materially concluded all U.S. federal income tax matters for tax years through December 31, 2017.